Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Feb. 15, 2023	Oct. 03, 2023
Subsequent Events (Details) [Line Items]
Promissory note of repaid.	$ 300,000
Company borrowed		$ 175,000